Lease Transactions (Maturity of the Lease Payment Receivables of Sales Type and Direct Financing Lease Transactions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Lease receivables: Sales type and direct financing lease, maturities in
2022	¥ 460,067
2023	417,653
2024	352,767
2025	270,563
2026	188,168
2027 and thereafter	224,634
Total undiscounted cash flows	1,913,852	¥ 2,193,360
Difference between undiscounted cash flows and the lease receivables recognized on balance sheet	(270,480)
Amount on balance sheet	¥ 1,643,372